Revaluation of land and building (Tables)	12 Months Ended
Sep. 30, 2023
Revaluation of land and building
schedule Of revaluation of Land And Building
	High	Low
Market Rent ($ sq ft)	$7.10	$3.14
Capitalization Rate	13.7%	9.5%
Sales ($ sq ft)	$56.87	$35.41